Basis for the presentation of the consolidated financial statements and applicable accounting standard - Summary of Entity's and Subsidiaries' Total Assets, Liabilities, and Equity (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Significant Accounting Policies [line items]
Assets	$ 14,719,893,843	$ 13,305,540,254
Liabilities	12,104,066,606	10,224,683,502
Equity attributable to owners of the Bank	2,573,759,465	3,041,728,811
Non-controlling interests	42,067,772	39,127,941
Total comprehensive (loss) income attributable to owners of the Bank	39,531,947	797,200,917	$ 303,342,245
Total comprehensive (loss) income attributable to non-controlling interests	2,939,831	2,335,500	$ (5,971,749)
The Entity
Disclosure Of Significant Accounting Policies [line items]
Assets	14,480,987,575	13,164,932,555
Liabilities	11,907,228,110	10,123,203,744
Equity attributable to owners of the Bank	2,573,759,465	3,041,728,811
Non-controlling interests	0	0
Total comprehensive (loss) income attributable to owners of the Bank	39,531,947	797,200,917
Total comprehensive (loss) income attributable to non-controlling interests	0	0
The Entity | Volkswagen Financial Services Cía. Financiera S.A.
Disclosure Of Significant Accounting Policies [line items]
Assets	261,564,794	153,853,857
Liabilities	203,903,249	104,535,935
Equity attributable to owners of the Bank	29,407,389	25,152,144
Non-controlling interests	28,254,156	24,165,778
Total comprehensive (loss) income attributable to owners of the Bank	4,255,249	1,756,722
Total comprehensive (loss) income attributable to non-controlling interests	4,088,374	1,687,841
The Entity | PSA Finance Argentina Compañía Financiera S.A.
Disclosure Of Significant Accounting Policies [line items]
Assets	151,119,864	100,441,859
Liabilities	123,816,237	71,070,078
Equity attributable to owners of the Bank	13,651,813	14,685,891
Non-controlling interests	13,651,814	14,685,890
Total comprehensive (loss) income attributable to owners of the Bank	(1,034,078)	602,968
Total comprehensive (loss) income attributable to non-controlling interests	(1,034,076)	602,974
The Entity | Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings)
Disclosure Of Significant Accounting Policies [line items]
Assets	421,826	651,727
Liabilities	70,921	52,574
Equity attributable to owners of the Bank	189,103	322,880
Non-controlling interests	161,802	276,273
Total comprehensive (loss) income attributable to owners of the Bank	(133,781)	52,224
Total comprehensive (loss) income attributable to non-controlling interests	(114,467)	44,685
The Entity | BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión
Disclosure Of Significant Accounting Policies [line items]
Assets	38,608,100	29,983,496
Liabilities	7,793,335	5,171,628
Equity attributable to owners of the Bank	30,814,765	24,811,868
Non-controlling interests	0	0
Total comprehensive (loss) income attributable to owners of the Bank	19,937,278	16,414,383
Total comprehensive (loss) income attributable to non-controlling interests	0	0
Eliminated
Disclosure Of Significant Accounting Policies [line items]
Assets	(212,808,316)	(144,323,240)
Liabilities	(138,745,246)	(79,350,457)
Equity attributable to owners of the Bank	(74,063,070)	(64,972,783)
Non-controlling interests	0	0
Total comprehensive (loss) income attributable to owners of the Bank	(23,024,668)	(18,826,297)
Total comprehensive (loss) income attributable to non-controlling interests	$ 0	$ 0